Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 95.9%
Security	Shares	Value
Aerospace & Defense — 1.8%
Hexcel Corp.	2,665,405	$ 202,624,088
		$ 202,624,088
Banks — 1.3%
Columbia Banking System, Inc.	3,266,157	$ 66,237,664
Prosperity Bancshares, Inc.	1,467,639	82,892,251
		$ 149,129,915
Building Products — 6.6%
Advanced Drainage Systems, Inc.(1)	460,643	$ 52,411,961
Carlisle Cos., Inc.	1,565,957	401,714,949
Lennox International, Inc.	879,050	286,631,833
		$ 740,758,743
Capital Markets — 7.9%
Affiliated Managers Group, Inc.	1,636,405	$ 245,280,745
FactSet Research Systems, Inc.	254,383	101,918,549
Morningstar, Inc.	1,434,185	281,200,653
SEI Investments Co.	4,259,526	253,952,940
		$ 882,352,887
Chemicals — 2.2%
RPM International, Inc.	2,768,494	$ 248,416,967
		$ 248,416,967
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	728,866	$ 177,755,840
		$ 177,755,840
Containers & Packaging — 2.9%
AptarGroup, Inc.	2,304,203	$ 266,964,960
Avery Dennison Corp.	306,379	52,635,912
		$ 319,600,872
Distributors — 3.8%
LKQ Corp.	4,775,826	$ 278,287,381
Pool Corp.	385,439	144,400,867
		$ 422,688,248
Security	Shares	Value
Diversified Consumer Services — 1.0%
Service Corp. International	1,766,212	$ 114,079,633
		$ 114,079,633
Electrical Equipment — 1.1%
Acuity Brands, Inc.	719,361	$ 117,313,392
		$ 117,313,392
Electronic Equipment, Instruments & Components — 1.8%
Trimble, Inc.(2)	3,869,929	$ 204,874,041
		$ 204,874,041
Financial Services — 3.0%
Jack Henry & Associates, Inc.	597,728	$ 100,017,826
WEX, Inc.(2)	1,302,965	237,230,838
		$ 337,248,664
Ground Transportation — 4.7%
J.B. Hunt Transport Services, Inc.	1,212,630	$ 219,522,409
Landstar System, Inc.	1,579,397	304,097,098
		$ 523,619,507
Health Care Equipment & Supplies — 5.7%
Envista Holdings Corp.(2)	8,101,021	$ 274,138,551
Teleflex, Inc.	1,483,367	359,019,315
		$ 633,157,866
Health Care Providers & Services — 0.6%
Henry Schein, Inc.(2)	891,905	$ 72,333,495
		$ 72,333,495
Hotels, Restaurants & Leisure — 5.3%
Aramark	8,971,146	$ 386,207,835
Choice Hotels International, Inc.(1)	1,806,542	212,304,816
		$ 598,512,651
Insurance — 10.4%
Brown & Brown, Inc.	4,901,447	$ 337,415,612
Markel Group, Inc.(2)	247,113	341,801,759
W.R. Berkley Corp.	8,159,169	485,960,165
		$ 1,165,177,536
IT Services — 2.7%
Gartner, Inc.(2)	155,377	$ 54,430,117
GoDaddy, Inc., Class A(2)	3,336,135	250,643,822
		$ 305,073,939

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	1,495,016	$ 122,038,156
		$ 122,038,156
Machinery — 4.3%
Graco, Inc.	1,550,857	$ 133,916,502
IDEX Corp.	787,756	169,572,357
Nordson Corp.	703,052	174,483,445
		$ 477,972,304
Marine Transportation — 1.8%
Kirby Corp.(2)	2,606,248	$ 200,550,784
		$ 200,550,784
Professional Services — 9.5%
Booz Allen Hamilton Holding Corp.	2,576,579	$ 287,546,216
Broadridge Financial Solutions, Inc.	1,113,647	184,453,353
CACI International, Inc., Class A(2)	1,010,743	344,501,644
FTI Consulting, Inc.(2)	791,852	150,610,250
TransUnion	1,291,509	101,163,900
		$ 1,068,275,363
Real Estate Management & Development — 1.5%
Jones Lang LaSalle, Inc.(2)	1,106,672	$ 172,419,498
		$ 172,419,498
Software — 7.3%
Black Knight, Inc.(2)	2,895,822	$ 172,967,448
Blackbaud, Inc.(2)	2,267,102	161,372,320
Dolby Laboratories, Inc., Class A	2,963,442	247,980,827
Manhattan Associates, Inc.(2)	713,481	142,610,582
Tyler Technologies, Inc.(2)	226,509	94,334,203
		$ 819,265,380
Specialty Retail — 2.7%
Burlington Stores, Inc.(2)	1,290,499	$ 203,111,638
Ulta Beauty, Inc.(2)	199,621	93,940,644
		$ 297,052,282
Textiles, Apparel & Luxury Goods — 3.3%
Columbia Sportswear Co.	2,456,900	$ 189,770,956
Deckers Outdoor Corp.(2)	334,442	176,471,666
		$ 366,242,622
Total Common Stocks (identified cost $6,280,944,969)		$10,738,534,673

Short-Term Investments — 4.3%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	468,688,233	$ 468,688,233
Total Affiliated Fund (identified cost $468,688,233)		$ 468,688,233

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(4)	8,853,738	$ 8,853,738
Total Securities Lending Collateral (identified cost $8,853,738)		$ 8,853,738
Total Short-Term Investments (identified cost $477,541,971)		$ 477,541,971
Total Investments — 100.2% (identified cost $6,758,486,940)		$11,216,076,644
Other Assets, Less Liabilities — (0.2)%		$ (17,542,071)
Net Assets — 100.0%		$11,198,534,573
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $57,463,919 and the total market value of the collateral received by the Fund was $59,288,381, comprised of cash of $8,853,738 and U.S. government and/or agencies securities of $50,434,643.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $468,688,233, which represents 4.2% of the Fund's net assets . Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$160,393,817	$1,385,604,781	$(1,077,310,365)	$ —	$ —	$468,688,233	$9,399,566	468,688,233
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,738,534,673*	$ —	$ —	$10,738,534,673
Short-Term Investments:
Affiliated Fund	468,688,233	—	—	468,688,233
Securities Lending Collateral	8,853,738	—	—	8,853,738
Total Investments	$11,216,076,644	$ —	$ —	$11,216,076,644
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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